FOREIGN CURRENCY TRANSLATION	12 Months Ended
Dec. 31, 2020
Disclosure Foreign Currency Translation [Abstract]
FOREIGN CURRENCY TRANSLATION	FOREIGN CURRENCY TRANSLATION
The company’s foreign currency translation for the year ended December 31 shown in the consolidated statements of comprehensive income (loss) is comprised of the following:

(MILLIONS)	Notes	2020	2019	2018
Foreign currency translation on:
Property, plant and equipment, at fair value	10	$(624)	$(174)	$(915)
Borrowings	12	(87)	25	262
Deferred income tax liabilities and assets	9	60	19	101
Other assets and liabilities		(41)	(8)	(112)
		$(692)	$(138)	$(664)